INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Changes in Joint Venture Investment (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 ARS ($)
Disclosure Of Joint Ventures [Roll Forward]
Investments in joint ventures	$ 0
Additions (*)	1,501,355
Share profit	(479,246)
Investments in joint ventures	1,022,109
Agri Tech Investments L.L.C.
Disclosure Of Joint Ventures [Roll Forward]
Investments in joint ventures	0
Additions (*)	1,501,355
Share profit	(479,246)
Investments in joint ventures	$ 1,022,109